UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
		     Washington, DC 20549

			   FORM 13F

		      FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Connecticut Investment Management, Inc.
Address:			100 Pearl Street
				Hartford, CT  06103

13F File Number:		28-7318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Patricia Murphy
Title:			Chief Compliance Officer
Phone:			203-789-2713

Signature, Place, and Date of Signing:

Patricia Murphy
New Haven, CT
August 12, 2009
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F information Table Value Total: $28,345

List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GABELLI VALUE FUND, INC.                        36240H106      206 21035.960SH       SOLE                                  21035.960
*** BP PLC SPONS ADR           COM              055622104      565    11854 SH       SOLE                                      11854
*** RESEARCH IN MOTION LTD-CAD COM              760975102      298     4187 SH       SOLE                                       4187
AFLAC INC                      COM              001055102      398    12798 SH       SOLE                                      12798
ALLERGAN INC                   COM              018490102      380     7983 SH       SOLE                                       7983
APACHE CORP                    COM              037411105      304     4210 SH       SOLE                                       4210
AT&T INC                       COM              00206R102     1118    44990 SH       SOLE                                      44990
AUTODESK INC                   COM              052769106      343    18090 SH       SOLE                                      18090
AVON PRODUCTS                  COM              054303102      448    17380 SH       SOLE                                      17380
BANK OF NEW YORK MELLON CORP.  COM              064057102      542    18498 SH       SOLE                                      18498
BEST BUY INC                   COM              086516101      462    13790 SH       SOLE                                      13790
CERNER CORP                    COM              156782104      538     8645 SH       SOLE                                       8645
CHEVRON CORP                   COM              166764100      591     8923 SH       SOLE                                       8923
CISCO SYS INC                  COM              17275R102      481    25781 SH       SOLE                                      25781
COCA-COLA CO                   COM              191216100      525    10943 SH       SOLE                                      10943
COLGATE PALMOLIVE CO           COM              194162103      823    11635 SH       SOLE                                      11635
CVS CAREMARK CORP              COM              126650100      756    23715 SH       SOLE                                      23715
DIRECTV GROUP INC              COM              25459L106      567    22965 SH       SOLE                                      22965
DR. PEPPER SNAPPLE GROUP INC.  COM              26138E109      309    14580 SH       SOLE                                      14580
EBAY INC                       COM              278642103      192    11210 SH       SOLE                                      11210
EXXON MOBIL CORP               COM              30231g102     2815    40262 SH       SOLE                                      40262
FISERV INC                     COM              337738108      696    15220 SH       SOLE                                      15220
FRANKLIN RESOURCES INC         COM              354613101      457     6352 SH       SOLE                                       6352
GENERAL ELECTRIC CO            COM              369604103      852    72672 SH       SOLE                                      72672
GENERAL MILLS INC              COM              370334104      232     4145 SH       SOLE                                       4145
GENZYME CORP                   COM              372917104      408     7330 SH       SOLE                                       7330
GOOGLE INC                     COM              38259P508      336      798 SH       SOLE                                        798
INGERSOLL RAND                 COM                             342    16345 SH       SOLE                                      16345
INTEL CORP                     COM              458140100      412    24870 SH       SOLE                                      24870
MC DONALD'S CORPORATION        COM              580135101      426     7416 SH       SOLE                                       7416
MEDTRONIC INC                  COM              585055106      926    26539 SH       SOLE                                      26539
MICROSOFT CORP                 COM              594918104     1242    52242 SH       SOLE                                      52242
MONSANTO CO.                   COM              61166W101      299     4020 SH       SOLE                                       4020
NETWORK APPLIANCE INC          COM              64110D104      433    21975 SH       SOLE                                      21975
NII HLDGS INC CLASS B NEW      COM              62913F201      185     9680 SH       SOLE                                       9680
NORTHERN TRUST CORP            COM              665859104      409     7620 SH       SOLE                                       7620
OMNICOM GROUP INC              COM              681919106      432    13690 SH       SOLE                                      13690
ORACLE CORP                    COM              68389X105      572    26683 SH       SOLE                                      26683
PFIZER INC                     COM              717081103      239    15963 SH       SOLE                                      15963
RESMED INC                     COM              761152107      490    12020 SH       SOLE                                      12020
ROYAL CARIBBEAN CRUISES LTD.   COM              V7780T103      344    25420 SH       SOLE                                      25420
SHERWIN WILLIAMS CO            COM                             215     4000 SH       SOLE                                       4000
ST. JUDE MEDICAL INC.          COM              790849103      500    12160 SH       SOLE                                      12160
STAPLES INC                    COM              855030102      484    24005 SH       SOLE                                      24005
STRYKER CORP                   COM              863667101      681    17139 SH       SOLE                                      17139
SUNPOWER CORPORATION CL A      COM              867652109      234     8810 SH       SOLE                                       8810
THERMO FISHER SCIENTIFIC INC   COM              883556102      380     9315 SH       SOLE                                       9315
UNITED TECHNOLOGIES CORP       COM              913017109      358     6890 SH       SOLE                                       6890
VERIZON COMMUNICATIONS         COM              92343V104      246     8003 SH       SOLE                                       8003
WAL-MART STORES INC            COM              931142103      915    18885 SH       SOLE                                      18885
WALGREEN CO NEW                COM              931422109      628    21349 SH       SOLE                                      21349
WALT DISNEY CO                 COM              254687106     1148    49209 SH       SOLE                                      49209
ZIONS BANCORP                  COM              989701107      163    14142 SH       SOLE                                      14142